Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
29.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Group’s PRC VIEs and PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The Group’s subsidiaries are also required to set aside at least 10% of its net income based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Group’s operations and revenues are conducted and generated in China, all of the Group’s revenues being earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Group may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Group’s ability to convert RMB into US Dollars.

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Group’s PRC subsidiary and VIE exceed 25% of the consolidated net assets of the Group.

The condensed financial information of the parent company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Group uses the equity method to account for investments in its subsidiaries. The footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Group, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Group.

On January 8, 2014, the Group was incorporated in the Cayman Islands with one subscriber’s share allotted and issued at par value of HKD0.0001, representing 100% of the entire ordinary share of the Group. The shareholder as well as shareholder’s equity remained the same until the reorganization with Sincere Fame.

Condensed balance sheets

	December 31,	December 31,
	2019	2020
	RMB	RMB
Assets
Cash and cash equivalents	7,192,877	3,315,160
Investments in subsidiaries	392,559,403	392,559,403
Other assets	316,693,899	296,210,723

Total assets	716,446,179	692,085,286

Liabilities and shareholders’ equity

Accrued employee benefits	418,572	97,555
Other operating liabilities	10,988,499	10,508,460

Total liabilities	11,407,071	10,606,015

Ordinary shares (3,800,000,000 shares authorized; 1,371,643,240 shares with USD0.0001 as par value issued as of December 31, 2019 and December 31, 2020)	916,743	916,743
Additional paid-in capital	705,422,445	705,422,445
Retained earnings	(4,430,177)	(7,277,923)
Accumulated other comprehensive income: Foreign currency translation adjustment	3,130,097	(17,581,994)

Total shareholders’ equity	705,039,108	681,479,271

Total liabilities and shareholders’ equity	716,446,179	692,085,286

Condensed statements of comprehensive income

	2019	2020
	RMB	RMB
Interest and fees income
Interest on deposits with banks	426,672	5,713

Total interest and fees income	426,672	5,713

Other revenue	3,353,216	-

Total non-interest income	3,353,216	-

Total Revenue	3,779,888	5,713

Operating expenses
Employee compensation and benefits	(660,018)	(397,404)
Other expenses	(7,544,375)	(2,456,055)

Total operating expenses	(8,204,393)	(2,853,459)

Income before income tax	(4,424,505)	(2,847,746)
Income tax expense	-	-

Net loss	(4,424,505)	(2,847,746)

Other comprehensive income/(losses)
Foreign currency translation adjustment	5,255,576	(20,712,092)

Comprehensive income/(losses)	831,071	(23,559,838)

Condensed statements of cash flows

	2019	2020
	RMB	RMB
Cash flows from operating activities:

Net loss	(4,424,505)	(2,847,746)
Other operating assets	(316,693,899)	20,483,176
Other operating liabilities	3,248,087	(801,055)

Net cash (used in)/provided by operating activities	(317,870,317)	16,834,375

Net (decrease)/increase in cash and cash equivalents	(317,870,317)	16,834,375
Cash and cash equivalents at the beginning of year	319,807,618	7,192,877
Effect of exchange rate change on cash and cash equivalents	5,255,576	(20,712,092)

Cash and cash equivalents at the end of year	7,192,877	3,315,160